UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.7%
	Shares	Value
CONSUMER DISCRETIONARY — 16.0%
American Eagle Outfitters	25,790	$394,071
BorgWarner	8,856	379,214
Crocs *	25,417	274,504
Finish Line, Cl A	3,237	60,305
Gray Television *	16,145	256,544
Group 1 Automotive	7,810	679,080
Installed Building Products *	18,804	416,509
LKQ *	23,751	703,267
Sinclair Broadcast Group, Cl A	20,593	617,996
Sonic Automotive, Cl A	16,060	400,536
Tower International	6,501	178,582
Wolverine World Wide	316	5,868

		4,366,476

CONSUMER STAPLES — 0.6%
CVS Health	1,708	168,716

ENERGY — 3.2%
Gulfport Energy *	14,029	427,464
USA Compression Partners LP (A)	28,213	454,793

		882,257

FINANCIALS — 22.5%
Beneficial Bancorp *	34,757	482,080
Berkshire Hathaway, Cl B *	4,680	636,574
Blackstone Mortgage Trust, Cl A†	4,825	132,784
CYS Investments†	63,493	490,166
Federated Investors, Cl B	14,940	459,106
First American Financial	9,674	368,870
FNF Group	3,637	128,313
Hannon Armstrong Sustainable Infrastructure Capital†	25,361	456,751
Investors Bancorp	19,200	240,192
Kearny Financial	38,535	460,493
McGraw-Hill	1,480	137,107
MFA Financial†	27,317	189,034
New York Community Bancorp	17,700	292,404
Safeguard Scientifics *	49,311	875,270
TD Ameritrade Holding	13,761	474,342
Willis Group Holdings	6,878	306,828

		6,130,314

HEALTH CARE — 6.2%
AMN Healthcare Services *	5,570	158,021
DaVita *	10,596	821,296

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Trinity Biotech ADR	47,891	$537,816
Zimmer Biomet Holdings	1,662	173,795

		1,690,928

INDUSTRIALS — 17.1%
American Airlines Group	13,873	641,210
AMR Corp., Escrow *	8,970	—
Avis Budget Group *	5,875	293,397
Blount International *	2,487	15,096
Colfax *	11,157	300,793
Copart *	21,736	787,061
Douglas Dynamics	6,054	132,825
Esterline Technologies *	3,175	244,634
Interface, Cl A	15,439	301,832
KAR Auction Services	20,085	771,264
MSA Safety	3,661	159,180
NCI Building Systems *	22,845	238,959
Spirit AeroSystems Holdings, Cl A *	5,008	264,122
WESCO International *	694	33,957
Xylem	13,261	482,833

		4,667,163

INFORMATION TECHNOLOGY — 16.0%
Benchmark Electronics *	8,633	170,761
Brooks Automation	17,011	187,802
Fidelity National Information Services	4,583	334,192
Flextronics International *	67,000	763,130
IPG Photonics *	5,802	479,361
Jabil Circuit	10,840	249,103
Newport *	44,999	679,935
ON Semiconductor *	38,870	427,570
Rogers *	4,712	219,202
Seagate Technology	13,966	531,546
SPS Commerce *	2,036	146,226
Ultra Clean Holdings *	36,466	177,954

		4,366,782

MATERIALS — 7.9%
Albemarle	1,283	68,666
Ashland	2,012	220,757
Berry Plastics Group *	10,952	366,892
Celanese, Cl A	2,468	175,351
MAG Silver *	7,660	54,845
Martin Marietta Materials	2,233	346,450
Methanex	6,520	260,344
Neenah Paper	536	36,132

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount/ Number of Rights	Value
MATERIALS — continued
OCI Resources LP (A)	17,000	$408,000
Q2 Gold Resources (B)*	15,766	—
Silgan Holdings	4,000	203,480

		2,140,917

UTILITIES — 1.2%
8Point3 Energy Partners, Cl A	24,106	324,467

TOTAL COMMON STOCK (Cost $15,440,633)		24,738,020

REGISTERED INVESTMENT COMPANIES — 1.5%
CLOSED-END FUND — 1.5%
Eaton Vance Senior Floating-Rate Trust	10,809	140,085
Nuveen Credit Strategies Income Fund	34,836	280,778

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $468,005)		420,863

CONVERTIBLE BONDS — 0.6%
FINANCIALS — 0.2%
Wabash National† 3.375%, 05/01/18	$50,000	60,594

MATERIALS — 0.4%
Lake Shore 6.250%, 09/30/17	136,350	109,499

TOTAL CONVERTIBLE BONDS (Cost $156,659)		170,093

RIGHTS — 0.1%
Safeway CVR — Casa Ley *	17,658	17,921
Safeway CVR — PDC *	17,658	862

TOTAL RIGHTS (Cost $—)		18,783

SHORT-TERM INVESTMENT — 4.6%
Fidelity Institutional Money Market Funds — Money Market
Portfolio, Cl I, 0.040% (C) (Cost $1,239,904)	1,239,904	1,239,904

TOTAL INVESTMENTS — 97.5% (Cost $17,305,201)‡		$26,587,663

Percentages are based on Net Assets of $27,271,044.

*	Non-income producing security.
†	Real Estate Investment Trust.
(A)	Securities considered Master Limited Partnership. At October 31, 2015, these securities amounted to $862,793, or 3.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2015, was $0 and represented 0.0% of net assets.
(C)	The rate reported is the effective yield as of October 31, 2015.
‡	At October 31, 2015, the tax basis cost of the Fund’s investments was $17,305,201, and the unrealized appreciation and depreciation were $9,607,160 and $(324,698) respectively.

ADR — American Depository Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
OCTOBER 31, 2015
(Unaudited)

CVR — Contingent Value Rights

LP — Limited Partnership

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)		Total
Investments in Securities
Common Stock	$24,738,020	$—	$—	(2)	$24,738,020
Registered Investment Companies	420,863	—	—		420,863
Convertible Bonds	—	170,093	—		170,093
Rights	—	18,783	—		18,783
Short-Term Investment	1,239,904	—	—		1,239,904

Total Investments in Securities	$26,398,787	$188,876	$—		$26,587,663

(1)	A reconciliation of Level 3 investments is presented when the amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets exceeds 1%.
(2)	The total value of this security as of October 31, 2015, was $0 and represented 0.0% of net assets.

During the period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-001-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015